Cash and Cash Equivalents and Pledged Deposits	6 Months Ended
Jun. 30, 2021
Disclosure Of Cash And Cash Equivalents And Pledged Deposits [Abstract]
Cash and Cash Equivalents and Pledged Deposits

11. CASH AND CASH EQUIVALENTS AND PLEDGED DEPOSITS

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Cash and bank balances	506,073	663,115
Less: pledged short-term deposits	(384)	(256)
time deposits	(50,000)	(174,644)
Cash and cash equivalents	455,689	488,215
Denominated in USD	451,165	472,722
Denominated in RMB	4,335	12,614
Denominated in EUR	189	2,879
Cash and cash equivalents	455,689	488,215

The cash and bank balances of the Group denominated in Renminbi (“RMB”) amounted to US$4,335,000 and US$12,614,000 in the condensed consolidated statements of financial position as at December 31, 2020 and June 30, 2021, respectively. The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorised to conduct foreign exchange business.

The pledged deposit as at June 30, 2021 was pledged for credit card facilities. The pledged deposit as at December 31, 2020 was pledged for issuing bank notes payables to suppliers of the Group and for credit card facilities.

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.